GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION

NOTE 13:GEOGRAPHIC INFORMATION

The following table presents the total revenues for six months ended June 30, 2020 and 2019, allocated to the geographic areas in which they were generated:

	Six months ended June 30,
	2020	2019

North America (mainly U.S.)	$91,749	$89,896
Europe	30,475	24,373
Other	4,170	3,147

	$126,394	$117,416

The following table presents the locations of the Company’s property and equipment as of June 30, 2020 and December 31, 2019:

	June 30,	December 31,
	2020	2019

Israel	$6,165	$7,873
U.S.	1,931	2,545
Europe	515	500

	$8,611	$10,918